SUPPLEMENT TO THE SUMMARY PROSEPCTUSES, PROSPECTUSES

andSTATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO FIXED INCOME FUNDS

Wells Fargo International Bond Fund
Wells Fargo Strategic Income Fund
(each a “Fund”, together the “Funds”)

Anthony Norris has announced his intention to retire from Wells Fargo Asset Management (International), LLC on

October 3, 2018.   He will continue to serve as a portfolio manager of the Funds through October 3, 2018. After October 3, 2018, all references to Anthony Norris in the Funds’ prospectuses and Statement of Additional Information are hereby removed.   For the Wells Fargo International Bond Fund, Michael Lee, Alex Perrin, Christopher Wightman and Peter Wilson will continue as portfolio managers of the Fund. For the Wells Fargo Strategic Income Fund, Alex Perrin, Niklas Nordenfelt, CFA, Thomas M. Price, CFA, Scott M. Smith, CFA and Noah M. Wise, CFA will continue as portfolio managers of the Fund.

August 30, 2018                                                                                                                                         IFAM088/P1003SP